Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of Amortization Expenses of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	$ 7,183	$ 7,183	$ 839
Cost of Goods Sold [Member]
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	5,376	5,376	574
Selling and Marketing Expenses [Member]
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	$ 1,807	$ 1,807	$ 265